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LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Core Equity Fund (Standard and Service Class) Summary
Investment Objective
The investment objective of the LVIP Dimensional International Core Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LVIP Dimensional International Core Equity Fund		Standard Class	Service Class
Management Fee	[1]	0.58%	0.58%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.12%	0.12%
Total Annual Fund Operating Expenses		0.70%	0.95%
Less Expense Reimbursement	[2],[3]	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses	[4]	0.64%	0.89%
[1]	The Management Fee was restated to reflect the current fee structure of the Fund.
[2]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.64% of the Funds average daily net assets for the Standard Class (and 0.89% for Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2021 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the Adviser.
[3]	The Expense Reimbursement was restated to reflect the current expense reimbursement of the Fund.
[4]	(After Expense Reimbursement)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example - LVIP Dimensional International Core Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	65	218	384	865
Service Class	91	297	520	1,161

Expense Example, No Redemption - LVIP Dimensional International Core Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	65	218	384	865
Service Class	91	297	520	1,161

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
Lincoln Investment Advisors Corporation serves as the investment adviser to the Fund. Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.

The Fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization, value, and/or high profitability companies as compared to their representation in the International Universe. For purposes of the Fund, the Sub-Adviser defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Sub-Adviser’s investment committee. The Fund’s increased exposure to small capitalization, value, and/or high profitability companies may be achieved by decreasing the allocation of the Fund’s assets to the largest growth or low profitability companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because the company’s shares have a low price in relation to their book value.

In assessing growth and value, the Sub-Adviser may consider additional factors such as price to cash flow or price-to earnings ratios. In assessing profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Sub-Adviser uses for assessing growth, value, or profitability are subject to change from time to time.

The Fund intends to purchase securities of companies associated with developed market countries that the Sub-Adviser has designated as approved markets. The Fund, under normal circumstances, will invest at least 80% of its net assets in equity securities. The Sub-Adviser determines company size on a country or region-specific basis and based primarily on market capitalization. The percentage allocation of the assets of the Fund to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. The percentage by which the Fund’s allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. The Sub-Adviser may also adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float (i.e., the number of publicly traded shares company), momentum (i.e., the past performance of a stock relative to other stocks), trading strategies (i.e., the ability to execute purchases and sales of stocks in a cost-effective manner), liquidity, size, value, profitability, investment characteristics, and other factors that the Sub-Adviser determines to be appropriate. In assessing a company’s investment characteristics, the Sub-Adviser may consider ratios such as recent changes in assets or book value scaled by assets or book value. The criteria the Sub-Adviser uses for assessing a company’s investment characteristics are subject to change from time to time.

The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Fund also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Fund may invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.
Principal Risks
All mutual funds carry risk.  Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
  Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
  Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
  Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
  Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
  Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged,” which may magnify or otherwise increase investment losses.
  Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund at times to underperform equity funds that use other investment strategies.
  Depository Receipts Risk. Depository receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depository Receipts (“ADRs”). Depository receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
  Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.
  Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities as well as the reduced capacity of dealers to make a market for such securities.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the first quarter of 2019 at: 9.68%.

The Fund’s lowest return for a quarter occurred in the fourth quarter of 2018 at: (15.07%).
Average Annual Total Returns For periods ended 12/31/19
Average Annual Total Returns - LVIP Dimensional International Core Equity Fund	1 year	Lifetime Since inception	Inception Date
Standard Class	20.85%	4.06%	May 01, 2015
Service Class	20.53%	3.79%	May 01, 2015
MSCI World ex USA Index (net dividends) (reflects no deductions for fees, expenses or taxes)	22.49%	4.02%	May 01, 2015